PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION- Condensed statements of operations (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Operating Expenses
General and administrative expenses	¥ (541,850)	$ (76,318)	¥ (642,945)	¥ (842,354)
Operating loss	(1,970,901)	(277,596)	121,156	21,314
Changes in the fair value of financial liabilities	(165,930)	(23,371)	22,626	829,149
Net (loss) income attributable to VNET Group, Inc.	(2,482,795)		(628,530)	626,508
Income tax expense	(114,374)	(16,109)	(133,464)	(111,407)
Net income (loss) attributable to VNET Group, Inc.	(2,643,836)	$ (372,378)	(775,952)	500,098
Parent Company
Operating Expenses
General and administrative expenses	(24,663)		(36,219)	(275,881)
Operating loss	(24,663)		(36,219)	(275,881)
Other loss	(94,452)		(247,083)	(119,932)
Changes in the fair value of financial liabilities	(165,930)		22,626	829,149
Net (loss) income attributable to VNET Group, Inc.	(2,358,791)		(515,276)	66,762
Net income (loss) attributable to VNET Group, Inc.	¥ (2,643,836)		¥ (775,952)	¥ 500,098